RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2016
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

6.             RELATED PARTY TRANSACTIONS

MLAI and the Fund entered into a transfer agency and investor services agreement with Financial Data Services, Inc. (the “Former Transfer Agent”), an affiliate of MLAI, which was in place through April 30, 2015. The fees charged by the Former Transfer Agent for its services were based on the aggregate net assets of funds managed or sponsored by MLAI. The fee rate ranged from 0.016% to 0.02% per year of the aggregate net assets managed or sponsored by MLAI. Effective as of May 1, 2015, The Bank of New York Mellon, a corporation organized under the laws of the State of New York, through its Alternative Investment Services division (“AIS”), serves as the administrator, registrar and transfer agent (“New Transfer Agent”) for the Fund pursuant to an Administrative Services Agreement. The New Transfer Agent provides registrar, distribution disbursing agent, transfer agent and certain other services related to the issuance, redemption, exchange and transfer of units. The New Transfer Agent is not a related party of the Fund.

The Former Transfer Agent fee allocated to the Fund for the year ended December 31, 2016, 2015 and 2014 amounted to $0, $36,363 and $47,679, respectively.

The Manager receives monthly management fees (“Management Fees”) based on the aggregate NAV of the Class of Units. The respective Management Fee rates are: Class A Units 1.5% per annum; Class C Units 2.5% per annum; and Class I Units 1.1% per annum. Class D Units and Class M Units are not charged Management Fees. Prior to May 1, 2015, Management Fees were known as sponsor fees and were paid to MLAI. Effective August 19, 2015, three new classes were offered by the Fund. The respective Management Fee for these classes are: Class AA units 2.5% per annum; Class II units 1.35% per annum; Class MM units 0.60% per annum.